Intangible assets, Property, plant and equipment and Right-of-use assets - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statements [Line Items]
Purchase of property, plant and equipment	€ 1.8	€ 1.3	€ 2.4	€ 3.0
Right of use assets, future lease payments	0.1		0.1
Rental Land [Member]
Statements [Line Items]
Addition to right-of-use assets			1.8
Rental Land [Member] | Less than 1year
Statements [Line Items]
Right of use assets, future lease payments	0.3		0.3
Rental Land [Member] | Later than four years and not later than five years [member]
Statements [Line Items]
Right of use assets, future lease payments	€ 1.5		€ 1.5